Shareholders' Equity (Details 3)	12 Months Ended
Dec. 31, 2016 $ / shares shares
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Options outstanding	254,000
Non-Employees [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Options outstanding	254,000
Options exercisable	193,626
February 16, 2012 [Member] | Non-Employees [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Issuance date	Feb. 16, 2012
Options outstanding	53,000
Exercise price per share | $ / shares	$ 3.16
Options exercisable	53,000
Exercisable through	Feb-18
February 13, 2013 [Member] | Non-Employees [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Issuance date	Feb. 13, 2013
Options outstanding	5,000
Exercise price per share | $ / shares	$ 3.14
Options exercisable	4,792
Exercisable through	Feb-19
August 1, 2013 [Member] | Non-Employees [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Issuance date	Aug. 01, 2013
Options outstanding	150,000
Exercise price per share | $ / shares	$ 3.08
Options exercisable	125,000
Exercisable through	Aug-19
May 14, 2014 [Member] | Non-Employees [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Issuance date	May 14, 2014
Options outstanding	3,000
Exercise price per share | $ / shares	$ 3.32
Options exercisable	1,946
Exercisable through	May-20
February 18, 2015 [Member] | Non-Employees [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Issuance date	Feb. 18, 2015
Options outstanding	3,000
Exercise price per share | $ / shares	$ 3.00
Options exercisable	1,388
Exercisable through	Feb - 21
February 10, 2016 [Member] | Non-Employees [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Issuance date	Feb. 10, 2016
Options outstanding	40,000
Exercise price per share | $ / shares	$ 1.44
Options exercisable	7,500
Exercisable through	Feb-22